Nature and extent of risk arising from financial instruments (Details) - CAD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Commitments - operational
Accrued wages and other expenses		$ 2,423	$ 2,801
Commitments – principal repayments
Debentures		40,658	44,039
Commitments – extinguished subsequent to year end
Convertible debentures (1) (note 15)		12,621	$ 12,621
2021 [Member]
Commitments - operational
Lease payments		1,396
Trade payables		4,041
Accrued wages and other expenses		3,802
Interest – Credit Facilities (note 13)		3,953
Interest – Debentures (note 14)		3,084
Purchase obligations		1,052
Total commitments - operational		17,328
Commitments – principal repayments
Debentures		2,054
Total Commitments Principal Repayments		2,054
Commitments – extinguished subsequent to year end
Convertible debentures (1) (note 15)	[1]	8,751
Total commitments extinguished subsequent to year end		8,751
Total contractual obligations		28,133
2022 [Member]
Commitments - operational
Lease payments		1,308
Interest – Credit Facilities (note 13)		1,976
Interest – Debentures (note 14)		2,952
Purchase obligations		1,052
Total commitments - operational		7,288
Commitments – principal repayments
Credit Facility – Other (note 13)		37,644
Debentures		2,183
Total Commitments Principal Repayments		39,827
Commitments – extinguished subsequent to year end
Total contractual obligations		47,115
2023 [Member]
Commitments - operational
Lease payments		1,297
Interest – Debentures (note 14)		1,502
Total commitments - operational		2,799
Commitments – principal repayments
Debentures		19,971
Total Commitments Principal Repayments		19,971
Commitments – extinguished subsequent to year end
Total contractual obligations		22,770
2024 [Member]
Commitments - operational
Lease payments		1,206
Total commitments - operational		1,206
Commitments – principal repayments
Debentures		19,234
Total Commitments Principal Repayments		19,234
Commitments – extinguished subsequent to year end
Total contractual obligations		20,440
2025 [Member]
Commitments - operational
Lease payments		1,240
Total commitments - operational		1,240
Commitments – extinguished subsequent to year end
Total contractual obligations		1,240
Thereafter [Member]
Commitments - operational
Lease payments		2,727
Total commitments - operational		2,727
Commitments – extinguished subsequent to year end
Total contractual obligations		$ 2,727

[1]	Subsequent to year end the Company converted all the outstanding convertible debenture into common shares of the Company, and there are no further interest payments related to convertible debentures.